Convertible notes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 30, 2022	Dec. 31, 2021	Dec. 31, 2023	Mar. 31, 2022	Mar. 23, 2022	Mar. 11, 2022	Jan. 31, 2022	Jan. 12, 2022
Convertible notes
Par value per share			$ 0.0001	$ 0.0001
Convertible Notes A
Convertible notes
Principal amount of notes issued to PIPE investor		$ 27.7
Borrowings maturity		5 September 2022
Par value per share		$ 0.0001
Convertible Notes A | From the date of issuance of each convertible note, until the date on which the aggregate principal amount reaches the predetermined benchmark
Convertible notes
Borrowings interest rate		12.00%
Convertible Notes A | At any time thereafter
Convertible notes
Borrowings interest rate		6.50%
Convertible notes
Convertible notes
Borrowings			$ 0.0
PIPE Investor
Convertible notes
Exchange price per share					$ 9.10
PIPE Investor | Convertible Notes B
Convertible notes
Principal amount of notes issued to PIPE investor		$ 45.5
Exchange price per share		$ 8.50
PIPE Investor | Convertible Notes, 12 January 2022
Convertible notes
Principal amount of notes issued to PIPE investor								$ 20.0
Exchange price per share								$ 9.10
PIPE Investor | Convertible Notes, 30 January 2022
Convertible notes
Amount of subscription agreement terminated	$ 2.0
PIPE Investor | Convertible Notes, 31 January 2022
Convertible notes
Principal amount of notes issued to PIPE investor							$ 1.0
Exchange price per share							$ 9.10
PIPE Investor | Convertible Notes, 11 March 2022
Convertible notes
Principal amount of notes issued to PIPE investor						$ 1.8
Exchange price per share						$ 9.10
PIPE Investor | Convertible Notes, 23 March 2022, one
Convertible notes
Principal amount of notes issued to PIPE investor					$ 2.7
PIPE Investor | Convertible Notes, 23 March 2022, two
Convertible notes
Principal amount of notes issued to PIPE investor					$ 0.9
Exchange price per share					$ 9.10